STOCK-BASED COMPENSATION - Stock Option Activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
STOCK-BASED COMPENSATION
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options | shares	746,257	423,820
Granted - Number of Shares Issuable Upon Exercise of Outstanding Options | shares	1,617,000	440,250
Expired- Number of Shares Issuable Upon Exercise of Outstanding Options | shares	(8)	(6)
Forfeited - Number of Shares Issuable Upon Exercise of Outstanding Options | shares	(11,346)	(117,807)
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options | shares	2,351,903	746,257
Exercisable - Number of Shares Issuable Upon Exercise of Outstanding Options | shares	514,171
Unvested - Number of Shares Issuable Upon Exercise of Outstanding Options | shares	1,837,732
Outstanding - Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 13.48	$ 22.7
Granted - Weighted Average Exercise Price (in dollars per share) | $ / shares	1.78	4.51
Expired- Weighted Average Exercise Price (in dollars per share) | $ / shares	8,325	15,000
Forfeited - Weighted Average Exercise Price (in dollars per share) | $ / shares	1.92	12.02
Outstanding - Weighted Average Exercise Price (in dollars per share) | $ / shares	5.46	$ 13.48
Exercisable - Weighted Average Exercise Price (in dollars per share) | $ / shares	15.68
Unvested - Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 2.58
Outstanding - Weighted Average Remaining Contracted Term in Years	8 years 7 months 20 days	8 years 6 months 29 days
Outstanding - Aggregate Intrinsic Value | $	$ 1,682,667
Exercisable - Aggregate Intrinsic Value (in dollars) | $	30,817
Unvested - Aggregate Intrinsic Value (in dollars) | $	$ 1,652,350